Stock Plans, Assumptions Used in Determining Fair Value of Stock Options (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions for Stock Awards Granted [Abstract]
Expected dividends	$ 0	$ 0
Minimum [Member]
Assumptions for Stock Awards Granted [Abstract]
Expected term	5 years 11 months 26 days	5 years 7 months 28 days
Expected volatility	51.52%	52.01%
Risk-free interest rate	1.60%	1.63%
Grant date fair value per option (in dollars per share)	$ 2.85	$ 1.27
Maximum [Member]
Assumptions for Stock Awards Granted [Abstract]
Expected term	6 years 2 months 1 day	6 years 1 month 2 days
Expected volatility	51.58%	54.10%
Risk-free interest rate	1.61%	2.30%
Grant date fair value per option (in dollars per share)	$ 2.86	$ 1.30